OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

		As at December 31
(In millions of dollars)	Note	2019	2018

Deferred pension liability	23	465	373
Supplemental executive retirement plan	23	73	67
Stock-based compensation	25	47	66
Other		29	40

Total other long-term liabilities		614	546